Portfolio of investments—September 30, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.18%
California: 0.18%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (10 shares) 0.22% 144Aø	$ 1,000,000	$ 1,000,000
Total Closed end municipal bond fund obligations (Cost $1,000,000)		1,000,000

	Interest rate	Maturity date
Municipal obligations: 99.27%
California: 93.54%
Airport revenue: 8.16%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	1,100,000	1,210,848
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	1,115,000	1,249,094
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	855,057
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2027	450,000	547,719
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2028	390,000	484,135
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2029	280,000	344,141
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,596,430
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,948,439
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,983,725
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,829,719
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,385,188
Port of Oakland Revenue Refunding Bond AMT Senior Lien Series P	5.00	5-1-2026	1,000,000	1,027,510
Port of Oakland Revenue Refunding Bond Intermediate Lien Series E	5.00	11-1-2023	200,000	219,558
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,679,387
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,791,547
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	1,977,011
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	917,151
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,248,061
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,273,493
San Francisco CA City & County Refunding Bond AMT Second Series A	5.00	5-1-2025	740,000	760,100
San Francisco CA City & County Refunding Bond AMT Second Series A	5.00	5-1-2030	3,850,000	3,949,584
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
San Francisco CA City & County Refunding Bond AMT Second Series A	5.50%	5-1-2028	$ 250,000	$ 269,650
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2030	1,000,000	1,287,312
				44,834,859
Education revenue: 6.32%
California CDA Revenue Bond California Baptist University Series A 144A	3.00	11-1-2022	895,000	906,591
California CDA Revenue Bond California Baptist University Series A	5.13	11-1-2023	440,000	460,854
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	612,131
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	386,522
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	195,000	195,482
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	305,000	326,955
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,535,000	1,660,791
California Municipal Finance Authority Revenue Anticipation Notes Highlands Community 144A	4.00	11-15-2021	1,650,000	1,650,799
California Municipal Finance Authority Revenue Institute Arts	4.00	10-1-2033	250,000	299,188
California Municipal Finance Authority Revenue Institute Arts	4.00	10-1-2035	350,000	414,878
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	964,502
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	250,000
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	261,249
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	245,024
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	310,210
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	319,689
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	358,605
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2024	600,000	683,223
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2025	600,000	705,789
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2026	625,000	756,258
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2027	650,000	805,821
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2028	700,000	885,696
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2029	470,000	606,012
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2030	500,000	654,501
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,415,000	1,545,498
California School Finance Authority Charter School Revenue Classical Academies Vista Project 144A	3.00	10-1-2031	375,000	402,458
See accompanying notes to portfolio of investments

2  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California School Finance Authority Charter School Revenue Santa Clarita Valley International School Project 144A	4.00%	6-1-2031	$ 260,000	$ 285,358
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	670,000	676,298
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	75,000	76,449
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	544,407
California School Finance Authority School Facility Revenue Granada Hills Charter 144A	4.00	7-1-2029	350,000	401,832
California University Revenue Systemwide Series B2	0.55	11-1-2049	4,000,000	3,971,700
Fullerton CA Public Financing Authority Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2029	360,000	430,441
Fullerton CA Public Financing Authority Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2031	415,000	498,675
Fullerton CA Public Financing Authority Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2033	325,000	384,128
University of California Series AK	5.00	5-15-2048	10,000,000	10,765,228
				34,703,242
GO revenue: 22.24%
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	784,945
California Refunding Bond Various Purpose	5.00	11-1-2022	2,500,000	2,630,156
California Refunding Bond Various Purpose	5.00	10-1-2023	8,400,000	9,202,207
California Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,109,698
California Refunding Bond Various Purpose	5.00	9-1-2031	1,500,000	2,021,203
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	10,293,079
California Series B	5.00	9-1-2023	10,730,000	11,712,763
California Series E (SIFMA Municipal Swap +0.43%) ±	0.45	12-1-2029	3,050,000	3,056,604
California Various Purpose	4.00	10-1-2033	7,000,000	8,562,237
California Various Purpose ##	5.00	10-1-2021	6,795,000	6,795,000
California Various Purpose	5.25	10-1-2022	2,750,000	2,889,002
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2031	300,000	344,695
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2032	350,000	398,152
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2034	300,000	335,732
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2035	250,000	278,413
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2036	350,000	387,383
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	777,088
Chabot Las Positas CA Community College District Election 2016 Series B	3.00	8-1-2031	1,000,000	1,125,791
Chabot Las Positas CA Community College District Election 2016 Series B	3.00	8-1-2032	1,250,000	1,391,898
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,030,633
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,336,585
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,986,922
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	520,029
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	873,564
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	206,211
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	211,534
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00%	8-1-2024	$ 150,000	$ 169,157
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	198,062
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	281,535
Kern CA Community College District CAB BAN ¤	0.00	8-1-2023	2,000,000	1,990,334
Local Public Schools Funding Bond Authority School Facilities Improvement District # 2016-1 CA 2020 Election Series B (AGM Insured) %%	3.00	8-1-2035	520,000	562,293
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured) %%	3.00	8-1-2033	225,000	246,945
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured) %%	3.00	8-1-2034	375,000	407,975
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	577,287
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	6,696,402
Los Angeles CA Unified School District Series C	4.00	7-1-2032	1,000,000	1,234,880
Mount San Antonio Community College District CAB ¤	0.00	4-1-2022	10,000,000	9,990,667
Mountain Diablo CA Unified School District Refunding Bond Series B %%	4.00	8-1-2034	2,750,000	3,267,993
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	776,113
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	816,015
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	779,214
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	676,990
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,798,031
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	601,112
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	928,204
Palomar Pomerado Health CAB Electric Series A (NPFGC Insured) ¤	0.00	8-1-2025	1,000,000	961,628
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2031	150,000	180,859
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2032	250,000	300,075
Sacramento CA City Unified School District Election 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,823,748
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2030	150,000	183,035
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2031	200,000	242,586
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2032	200,000	241,743
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2033	200,000	240,734
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	501,701
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	431,540
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2029	1,000,000	1,215,393
See accompanying notes to portfolio of investments

4  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00%	8-1-2031	$ 875,000	$ 1,070,245
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2027	1,090,000	1,250,075
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2030	580,000	685,499
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	517,779
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,076,963
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	436,980
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	429,834
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	458,138
Vacaville CA Unified School District Series C (BAM Insured)	5.00	8-1-2022	675,000	702,097
Vallejo City CA Unified School District Refunding Bond Series A (NPFGC Insured)	5.90	2-1-2022	3,905,000	3,968,939
				122,180,324
Health revenue: 13.05%
Association of Bay Area Governments California Finance Authority For Nonprpfit Various Sharp Healthcare Series C (Citibank NA LOC) ø	0.06	8-1-2035	5,890,000	5,890,000
California CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	890,374
California CDA Health Facilities Catholic Series F (AGM Insured) €	0.18	7-1-2040	1,000,000	1,000,000
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	500,000
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	413,137
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	544,499
California CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	581,012
California CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	598,147
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	295,400
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	359,741
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	300,632
California CDA Revenue Emanate Health Series A	5.00	4-1-2028	755,000	943,136
California CDA Revenue Emanate Health Series A	5.00	4-1-2029	795,000	1,013,443
California CDA Revenue Emanate Health Series A	5.00	4-1-2031	1,465,000	1,889,497
California CDA Revenue Kaiser Permanente Series L	5.00	4-1-2038	2,500,000	3,245,762
California CDA Viamonte Senior Living Project Series B	3.00	7-1-2025	935,000	936,732
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,152,132
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,592,040
California HFFA Revenue Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,938,534
California HFFA Revenue Health Kaiser Permanente Series c	5.00	6-1-2041	1,930,000	2,505,728
California HFFA Revenue Health Series A	5.00	6-1-2031	3,990,000	5,201,442
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2022	325,000	331,599
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2025	475,000	515,117
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2028	400,000	446,388
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2030	210,000	237,522
California HFFA Sutter Health Series A ##	5.00	11-15-2023	2,500,000	2,749,404
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	780,922
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	554,007
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00%	2-1-2025	$ 1,000,000	$ 1,149,979
California Municipal Finance Authority Revenue Insured Open Door Community Health	4.00	9-15-2030	790,000	968,254
California Municipal Finance Authority Revenue Insured Open Door Community Health	4.00	9-15-2033	890,000	1,086,605
California Municipal Finance Authority Revenue Refunding Bond Channing House Project Series A	5.00	5-15-2023	925,000	997,036
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,015,486
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	2,017,733
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	484,379
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,201,809
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B2	2.00	7-1-2024	2,500,000	2,501,803
California Municipal Finance Authority Revenue Refunding Bond Series A 144A	5.00	11-1-2029	1,170,000	1,335,396
California PFA Revenue Bond Henry Mayo Newhall Hospital Series A	4.00	10-15-2028	360,000	424,882
California PFA Revenue Bond Henry Mayo Newhall Hospital Series B	4.00	10-15-2051	690,000	822,877
California PFA Senior Living Revenue Refunding Bond Enso Village Projext Series B2 144A	2.38	11-15-2028	1,000,000	1,010,692
California Statewide CDA Revenue Kaiser Permanente Series C1	5.00	4-1-2046	3,290,000	4,271,422
California Statewide CDA Revenue Kaiser Permanente Series D	5.00	5-1-2033	2,000,000	2,596,609
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	275,921
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	392,814
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	327,044
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	339,051
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	384,558
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,610,674
San Buenaventura CA Community Mental Health System	7.50	12-1-2041	1,120,000	1,132,877
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	529,301
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	647,524
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	765,696
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	798,053
Washington Township CA Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	317,458
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	646,302
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	445,427
See accompanying notes to portfolio of investments

6  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Township CA Health Care District Refunding Bond Series A	5.00%	7-1-2030	$ 300,000	$ 388,678
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	401,992
				71,694,679
Housing revenue: 7.20%
California CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	750,000	792,582
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	855,933
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	251,665
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2030	325,000	416,524
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	5,250,000	6,224,446
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	5,089,049	5,996,807
California HFA Municipal Certificates Series 2021-1 Class A	3.50	11-20-2035	2,978,653	3,454,715
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	814,451
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,602,457
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,328,126
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,925,401
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2032	700,000	844,955
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2029	400,000	505,830
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2030	450,000	579,649
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2031	400,000	524,447
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,004,571
FHLMC Multifamily Variable Rate Certificates Series M 057 Class A	2.40	10-15-2029	5,990,000	6,303,025
Sacramento County CA Housing Authority Multifamily Housing Revenue (FNMA Insured, FNMA LIQ) ø	0.05	7-15-2029	440,000	440,000
San Diego CA Housing Revenue Park & Market Apartments Series A (Bank of Tokyo-Mitsubishi LOC) ø	0.04	6-1-2057	2,700,000	2,700,000
				39,565,584
Industrial development revenue: 0.62%
San Francisco CA City & County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,431,691
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 13.61%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00%	12-1-2021	$ 1,000,000	$ 1,007,744
California CDA Community Infrastructure Program Revenue Series	4.00	9-2-2028	260,000	292,612
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2027	390,000	435,335
California CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	201,118
California CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	210,861
California Community Monterey County Savers Bond (BAM Insured)	5.00	8-1-2027	2,185,000	2,639,559
California HFA Revenue Social Bonds Series N	5.00	4-1-2029	630,000	796,910
California HFA Revenue Social Bonds Series N	5.00	4-1-2031	730,000	949,761
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,571,797
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	523,932
California Refunding Bond Various Purpose	5.00	9-1-2022	2,240,000	2,338,713
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	720,000
Compton CA PFA Refunding Bond 144A	4.00	9-1-2022	530,000	542,826
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,127,033
Desert Sands CA Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,667,531
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2026	140,000	160,178
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2027	365,000	422,961
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2028	255,000	299,311
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2029	265,000	315,024
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2030	275,000	328,988
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2031	285,000	344,016
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2028	500,000	578,467
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2030	550,000	649,637
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,275,180
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	871,762
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	963,497
Irvine CA Limited Obligation Improvement Reassessment District	4.00	9-2-2029	1,220,000	1,490,718
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2032	1,000,000	1,246,812
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2033	270,000	334,794
Lassen CA Municipal Utility District Certificates Participation %%	4.00	5-1-2029	485,000	561,911
Lassen CA Municipal Utility District Certificates Participation %%	4.00	5-1-2030	505,000	590,160
Lassen CA Municipal Utility District Certificates Participation %%	4.00	5-1-2031	525,000	618,971
See accompanying notes to portfolio of investments

8  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Lassen CA Municipal Utility District Certificates Participation %%	4.00%	5-1-2032	$ 550,000	$ 643,717
Lassen CA Municipal Utility District Certificates Participation %%	4.00	5-1-2033	570,000	663,129
Lassen CA Municipal Utility District Certificates Participation %%	4.00	5-1-2034	595,000	690,240
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,244,016
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,897,931
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	1,960,072
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2029	520,000	659,078
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2030	710,000	890,672
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2031	745,000	928,256
Orange County CA Transportation Authority Revenue Bond Anticipation Notes I 405 Improvement project	5.00	10-15-2024	5,000,000	5,702,534
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	844,838
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2022	775,000	790,356
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	867,398
Sacramento CA Suburban Water District Adjusted Refunding Bond Series A (Sumitomo Mitsui Banking Corporation LOC) ø	0.05	11-1-2034	4,050,000	4,050,000
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	291,806
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	430,726
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	487,853
Santa Barbara County CA Solid Waste System Revenue Certificates Participation AMT Series B	5.00	12-1-2029	600,000	748,298
Santa Clara County CA Financing Capital Projects Series A	4.00	2-1-2024	6,000,000	6,074,576
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	171,399
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,401,972
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	814,090
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,851,978
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	5,000,000	5,008,772
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	251,506
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	352,528
				74,795,860
Resource recovery revenue: 0.77%
California Municipal Finance Authority Solid Waste Disposal Revenue Waste Management Incorporate Project Series A	2.40	10-1-2044	3,950,000	4,242,014
Tax revenue: 14.32%
California Community Facilities District #2015-01	5.00	9-1-2027	395,000	445,689
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	855,000
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	628,165
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,640,240
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00%	8-1-2023	$ 1,735,000	$ 1,887,776
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,990,721
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2027	580,000	667,634
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2029	500,000	588,427
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2031	600,000	709,202
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	1,908,756
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	742,932
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	649,609
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	260,572
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,484,016
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,113,286
Fontana CA Special Tax Community Facilities District #90 Summit	3.00	9-1-2025	110,000	117,198
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2026	110,000	122,972
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2027	125,000	141,245
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2028	255,000	291,220
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2030	140,000	162,099
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2032	300,000	345,043
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,120,414
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	4.00	10-1-2021	770,000	770,000
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,152,207
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	790,509
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,157,782
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	378,604
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	406,529
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	642,006
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	980,848
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	475,439
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	660,324
See accompanying notes to portfolio of investments

10  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00%	9-1-2025	$ 550,000	$ 641,989
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	554,691
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	421,769
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	394,809
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	374,928
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,354,722
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	845,537
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2021	185,000	185,000
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,266,889
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	911,849
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	494,330
River Islands CA PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2030	200,000	216,526
River Islands CA PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2031	500,000	539,501
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	912,292
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	436,555
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	369,708
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,134,388
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,908,814
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	693,316
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2032	350,000	396,403
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2033	865,000	977,851
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2034	700,000	790,263
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,655,730
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	389,192
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,469,997
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2022	250,000	261,041
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	1,924,739
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,094,106
Santaluz Community Facilities Distict #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2029	685,000	832,931
Santaluz Community Facilities Distict #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2030	435,000	536,216
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00%	9-1-2025	$ 1,675,000	$ 1,960,103
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	177,237
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	312,658
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	287,728
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	168,360
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2022	445,000	464,933
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2023	470,000	512,124
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	250,750
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	501,227
Tender Option Bond Trust Receipts/CTFS Various States Floaters Series 2021-XF1238 (Royal Bank of Canada LIQ) 144Aø	0.07	6-1-2028	1,700,000	1,700,000
Tracy CA Community Facilities District	4.00	9-1-2022	180,000	185,279
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	146,731
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	171,658
Tracy CA Community Facilities District	5.00	9-1-2028	425,000	493,215
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,805,000	1,822,566
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	644,106
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	646,767
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	515,139
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,177,005
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,087,770
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2022	1,050,000	1,092,043
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2021	375,000	375,000
Val Verde CA Unified School District (BAM Insured)	5.00	10-1-2022	665,000	695,263
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	2,000,000	2,052,147
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	5,000,000	5,121,151
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	874,807
				78,708,313
Tobacco revenue: 1.58%
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	586,600
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2031	550,000	711,986
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	386,777
California County Tobacco Securitization Agency Settlement Subordinate Refunding Bond Series B1	1.75	6-1-2030	110,000	110,692
See accompanying notes to portfolio of investments

12  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue (continued)
California County Tobacco Securitization Agency Tobacco Settlement Revenue Sonoma County Securitization	5.00%	6-1-2029	$ 950,000	$ 1,215,260
California County Tobacco Securitization Agency Tobacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2030	200,000	260,711
California County Tobacco Securitization Agency Tobacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2031	225,000	294,858
California County Tobacco Securitization Agency Tobacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2032	250,000	325,709
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	1,000,000	1,209,699
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,567,093
				8,669,385
Transportation revenue: 1.29%
Bay Area Toll Authority Series E-1 (Bank of Tokyo-Mitsubishi LOC) ø	0.04	4-1-2045	4,150,000	4,150,000
Sacramento CA Regional Transit Distict Revenue Refunding Bond Series A	5.00	3-1-2030	400,000	522,319
Sacramento CA Regional Transit Distict Revenue Refunding Bond Series A	5.00	3-1-2031	410,000	544,864
Sacramento CA Regional Transit Distict Revenue Refunding Bond Series A	5.00	3-1-2033	1,425,000	1,873,447
				7,090,630
Utilities revenue: 1.15%
California Community Choice Financing Authority Clean Energy Project Revenue Sifma Index Series B-2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	0.47	2-1-2052	6,300,000	6,300,055
Water & sewer revenue: 3.23%
Florin CA Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2022	1,250,000	1,302,975
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2027	680,000	832,317
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	904,893
Middle Fork CA Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	4,438,823
San Francisco CA City & County Public Utilities Commission Series C Green Bond	2.13	10-1-2048	10,000,000	10,266,830
				17,745,838
				513,962,474
Guam: 1.00%
Airport revenue: 0.26%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	576,108
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	826,878
				1,402,986
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.74%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00%	10-1-2023	$ 3,840,000	$ 4,072,860
				5,475,846
Illinois: 2.54%
Miscellaneous revenue: 2.08%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,416,028
Tax revenue: 0.46%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	760,731
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,763,885
				2,524,616
				13,940,644
Louisiana: 0.18%
Industrial development revenue: 0.18%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.09	11-1-2040	1,000,000	1,000,000
New Jersey: 0.22%
Tax revenue: 0.22%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	1,000,000	1,226,632
New York: 1.20%
Airport revenue: 0.09%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	400,000	506,303
Industrial development revenue: 1.11%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,071,943
				6,578,246
Texas: 0.59%
Industrial development revenue: 0.59%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	3,265,498
Total Municipal obligations (Cost $529,809,145)				545,449,340
Short-term investments: 1.09%
Commercial paper: 1.09%
Orange County CA Municipal Water District Iam Commercial Paper Series A	0.07	10-7-2021	6,000,000	6,000,035

See accompanying notes to portfolio of investments

14  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

		Value
Investment companies: 0.00%
Total Short-term investments (Cost $6,000,000)		6,000,035
Total investments in securities (Cost $536,809,145)	100.54%	552,449,375
Other assets and liabilities, net	(0.54)	(2,979,666)
Total net assets	100.00%	$549,469,709

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$19,381,265	$54,930,221	$(74,316,956)	$5,487	$(17)	$0	0	$324
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  15

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$1,000,000	$0	$1,000,000
Municipal obligations	0	545,449,340	0	545,449,340
Short-term investments
Commercial paper	0	6,000,035	0	6,000,035
Total assets	$0	$552,449,375	$0	$552,449,375
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

16  |  Wells Fargo California Limited-Term Tax-Free Fund